Subsequent event (Details Narrative) - Non adjusting events after reporting period [member] shares in Thousands, $ in Thousands	Jul. 01, 2025 USD ($) shares
IfrsStatementLineItems [Line Items]
Consideration paid | shares	1,200,554
Consideration paid | $	$ 1,014